Summary of Significant Accounting Policies (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2024 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Exchanges rates			7.8
Impairment losses (in Dollars)
Tax benefit percentage			50.00%
Maximum protection amount (in Dollars)					$ 800,000
Settlement percentage	50.00%
Business Combination [Member]
Summary of Significant Accounting Policies [Line Items]
Voting interest ercentage			10.00%		10.00%
One Supplier [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			52.00%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			27.00%
Three Supplier [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			15.00%
Four Supplier [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			93.00%
One customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			97.00%
Two Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			91.00%
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Exchanges rates					7.8